Common Stock (Changes in Number of Issued Shares of Common Stock) (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Balance at beginning of fiscal year	25,030,525,657	24,621,897,967	24,263,885,187
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	349,677,288	403,667,690	351,822,780
Issuance of new shares of common stock due to exercise of stock acquisition rights	6,105,000	4,960,000	6,190,000
Balance at end of fiscal year	25,386,307,945	25,030,525,657	24,621,897,967